Right-of-use assets and operating lease liabilities	12 Months Ended
Dec. 31, 2023
Right-of-use Assets And Operating Lease Liabilities
Right-of-use assets and operating lease liabilities

Note 7 Right-of-use assets and operating lease liabilities

As of December 31, 2023, the Company had the following non-cancellable lease contracts:

Description of lease	Term	Imputed interest rate

Director’s quarter, Kowloon, Hong Kong	24 months from May 1, 2023 to April 30, 2025	5.6%
Office, Kowloon, Hong Kong	24 months from January 1, 2023 to December 31, 2024	5.6%
Production plant and administration facility, Shenzhen, PRC	10 years from July 16, 2014 to July 15, 2024	4.3%

The following amounts were recognized in the consolidated balance sheet:

	December 31, 2022	December 31, 2023	December 31, 2023
	HK$’000	HK$’000	US$’000
Right-of-use assets	7,117	3,801	487

Operating lease liabilities
Current	5,626	4,060	520
Non-current	2,552	198	25
	8,178	4,258	545

A summary of lease costs recognized in the Company’s consolidated statement of income and supplemental cash flow information relating to the operating leases is as follows:

	For the year ended December 31
	2022	2023	2023
	HKD’000	HKD’000	US$’000
Amortization charge of right-of use assets	4,862	5,410	693
Right-of-use assets obtained in exchange for operating
lease liabilities	-	-	-
Interest on lease liabilities	469	313	40
Cash paid for operating leases	6,015	6,301	807

Future lease payments as of December 31, 2023 are as follows:

Year ending December 31	HK$’000	US$’000
2024	4,154	531
2025	200	26

Future minimum operating lease payments	4,354	557
Less: Imputed interest	(96)	(12)

Total operating lease liabilities	4,258	545